Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Communication Services: 12.3%
36,487		Activision Blizzard, Inc.	$2,953,623	0.4
5,313	(1)	Alphabet, Inc. - Class A	7,786,733	1.0
5,245	(1)	Alphabet, Inc. - Class C	7,708,052	1.0
563,494		AT&T, Inc.	16,065,214	2.0
1,146	(1)	Charter Communications, Inc.	715,493	0.1
358,081		Comcast Corp. – Class A	16,564,827	2.1
19,400	(1)	Electronic Arts, Inc.	2,529,954	0.3
43,453	(1)	T-Mobile US, Inc.	4,969,285	0.6
327,432		Verizon Communications, Inc.	19,478,930	2.5
142,816		Walt Disney Co.	17,720,609	2.3
			96,492,720	12.3

		Consumer Discretionary: 5.3%
4,533		eBay, Inc.	236,169	0.0
98,677		General Motors Co.	2,919,852	0.4
42,443		Home Depot, Inc.	11,786,846	1.5
15,014		Las Vegas Sands Corp.	700,553	0.1
21,207		Marriott International, Inc.	1,963,344	0.2
50,415		McDonald's Corp.	11,065,588	1.4
5,267		Ross Stores, Inc.	491,517	0.1
39,069		Starbucks Corp.	3,356,809	0.4
39,485		Target Corp.	6,215,729	0.8
17,988		TJX Cos., Inc.	1,001,032	0.1
22,002		Yum! Brands, Inc.	2,008,783	0.3
			41,746,222	5.3

		Consumer Staples: 10.3%
82,882		Altria Group, Inc.	3,202,561	0.4
126,164		Coca-Cola Co.	6,228,717	0.8
66,579		Colgate-Palmolive Co.	5,136,570	0.6
12,593		Constellation Brands, Inc.	2,386,499	0.3
4,080		Costco Wholesale Corp.	1,448,400	0.2
1,855		Estee Lauder Cos., Inc.	404,854	0.0
47,921		General Mills, Inc.	2,955,767	0.4
30,502		Keurig Dr Pepper, Inc.	841,855	0.1
26,825		Kimberly-Clark Corp.	3,960,980	0.5
51,099		Kraft Heinz Co.	1,530,415	0.2
111,569		Mondelez International, Inc.	6,409,639	0.8
29,177		PepsiCo, Inc.	4,043,932	0.5
122,957		Philip Morris International, Inc.	9,220,545	1.2
106,492		Procter & Gamble Co.	14,801,323	1.9
11,021		Sysco Corp.	685,727	0.1
57,160		Walgreens Boots Alliance, Inc.	2,053,187	0.3
110,117		Walmart, Inc.	15,406,469	2.0
			80,717,440	10.3

		Energy: 4.2%
147,729		Chevron Corp.	10,636,488	1.3
84,852		ConocoPhillips	2,786,540	0.4
45,984		EOG Resources, Inc.	1,652,665	0.2
334,442		Exxon Mobil Corp.	11,481,394	1.5
153,579		Kinder Morgan, Inc.	1,893,629	0.2
34,447		Phillips 66	1,785,732	0.2
109,630		Schlumberger NV	1,705,843	0.2
32,170		Valero Energy Corp.	1,393,604	0.2
			33,335,895	4.2

		Financials: 19.6%
56,054		Aflac, Inc.	2,037,563	0.3
24,751		Allstate Corp.	2,330,059	0.3
51,664		American Express Co.	5,179,316	0.7
68,059		American International Group, Inc.	1,873,664	0.2
611,217		Bank of America Corp.	14,724,218	1.9
63,048		Bank of New York Mellon Corp.	2,165,068	0.3
151,411	(1)	Berkshire Hathaway, Inc. – Class B	32,241,458	4.1
11,629		BlackRock, Inc.	6,553,523	0.8
35,740		Capital One Financial Corp.	2,568,276	0.3
91,251		Charles Schwab Corp.	3,306,024	0.4
35,510		Chubb Ltd.	4,123,421	0.5
164,533		Citigroup, Inc.	7,093,018	0.9
28,041		CME Group, Inc.	4,691,540	0.6
26,172		Goldman Sachs Group, Inc.	5,259,787	0.7
27,639		Intercontinental Exchange, Inc.	2,765,282	0.3
239,357		JPMorgan Chase & Co.	23,042,898	2.9
8,915		Marsh & McLennan Cos., Inc.	1,022,550	0.1
60,739		Metlife, Inc.	2,257,669	0.3
87,115		Morgan Stanley	4,212,010	0.5
33,501		PNC Financial Services Group, Inc.	3,682,095	0.5
32,876		Progressive Corp.	3,112,371	0.4
4,477	(1),(2)	Rocket Cos, Inc.	89,227	0.0
7,801		S&P Global, Inc.	2,813,041	0.4
19,961		Travelers Cos, Inc.	2,159,581	0.3
106,402		Truist Financial Corp.	4,048,596	0.5
107,370		US Bancorp	3,849,214	0.5
296,703		Wells Fargo & Co.	6,975,488	0.9
			154,176,957	19.6

		Health Care: 17.4%
84,138		Abbott Laboratories	9,156,739	1.2
8,353		AbbVie, Inc.	731,639	0.1
14,814		Anthem, Inc.	3,978,892	0.5
23,368		Baxter International, Inc.	1,879,255	0.2
21,798		Becton Dickinson & Co.	5,071,959	0.6
8,686	(1)	Biogen, Inc.	2,464,045	0.3
112,871	(1)	Boston Scientific Corp.	4,312,801	0.5
113,961		Bristol-Myers Squibb Co.	6,870,709	0.9
31,975	(1)	Centene Corp.	1,865,102	0.2
20,876		Cigna Corp.	3,536,603	0.4
103,292		CVS Health Corp.	6,032,253	0.8
49,470		Danaher Corp.	10,652,375	1.4
99,219		Gilead Sciences, Inc.	6,269,649	0.8
10,083		HCA Healthcare, Inc.	1,257,148	0.2
6,463		Humana, Inc.	2,674,971	0.3
180,454		Johnson & Johnson	26,865,992	3.4
105,995		Medtronic PLC	11,015,000	1.4
25,155		Merck & Co., Inc.	2,086,607	0.3
439,436		Pfizer, Inc.	16,127,301	2.1
18,447		Stryker Corp.	3,843,801	0.5

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
12,889		Thermo Fisher Scientific, Inc.	$5,690,751	0.7
12,534		UnitedHealth Group, Inc.	3,907,725	0.5
3,568		Zoetis, Inc.	590,040	0.1
			136,881,357	17.4

		Industrials: 10.8%
15,099		3M Co.	2,418,558	0.3
42,194		Boeing Co.	6,972,980	0.9
42,781		Caterpillar, Inc.	6,380,786	0.8
60,251		CSX Corp.	4,679,695	0.6
22,274		Deere & Co.	4,936,587	0.6
31,589		Eaton Corp. PLC	3,223,026	0.4
47,004		Emerson Electric Co.	3,082,052	0.4
19,084		FedEx Corp.	4,800,008	0.6
20,029		General Dynamics Corp.	2,772,614	0.4
686,658		General Electric Co.	4,277,879	0.5
55,483		Honeywell International, Inc.	9,133,057	1.2
13,851		Illinois Tool Works, Inc.	2,676,152	0.3
17,009		L3Harris Technologies, Inc.	2,888,808	0.4
20,219		Norfolk Southern Corp.	4,326,664	0.6
1,000		Northrop Grumman Corp.	315,490	0.0
112,637		Raytheon Technologies Corp.	6,481,133	0.8
7,087		Roper Technologies, Inc.	2,800,144	0.4
25,152	(1)	Uber Technologies, Inc.	917,545	0.1
26,286		Union Pacific Corp.	5,174,925	0.7
18,947		United Parcel Service, Inc. - Class B	3,157,139	0.4
29,047		Waste Management, Inc.	3,287,249	0.4
			84,702,491	10.8

		Information Technology: 9.6%
6,450	(1)	Advanced Micro Devices, Inc.	528,836	0.1
25,539		Analog Devices, Inc.	2,981,423	0.4
5,785	(1)	Autodesk, Inc.	1,336,393	0.2
4,754		Automatic Data Processing, Inc.	663,135	0.1
1,604		Broadcom, Inc.	584,369	0.1
335,557		Cisco Systems, Inc.	13,217,590	1.7
39,631		Cognizant Technology Solutions Corp.	2,751,184	0.3
18,627	(1)	Dell Technologies, Inc.	1,260,862	0.2
48,784		Fidelity National Information Services, Inc.	7,181,493	0.9
31,084	(1)	Fiserv, Inc.	3,203,206	0.4
23,514		Global Payments, Inc.	4,175,616	0.5
334,955		Intel Corp.	17,343,970	2.2
70,202		International Business Machines Corp.	8,541,477	1.1
87,863	(1)	Micron Technology, Inc.	4,126,047	0.5
18,212		Oracle Corp.	1,087,256	0.1
4,996	(1)	Salesforce.com, Inc.	1,255,595	0.1
36,413		Texas Instruments, Inc.	5,199,412	0.7
			75,437,864	9.6

		Materials: 3.6%
15,230		Air Products & Chemicals, Inc.	4,536,408	0.6
58,596		Dow, Inc.	2,756,942	0.4
58,056		DowDuPont, Inc.	3,220,947	0.4
15,760		Ecolab, Inc.	3,149,478	0.4
41,505		Linde Public Ltd.	9,883,585	1.3
63,413		Newmont Corp.	4,023,555	0.5
6,507		Southern Copper Corp.	294,572	0.0
			27,865,487	3.6

		Real Estate: 1.6%
2,200		Crown Castle International Corp.	366,300	0.1
21,099		Digital Realty Trust, Inc.	3,096,489	0.4
58,150		ProLogis, Inc.	5,851,053	0.7
4,129		Public Storage, Inc.	919,611	0.1
7,548		SBA Communications Corp.	2,403,887	0.3
			12,637,340	1.6

		Utilities: 4.4%
39,214		American Electric Power Co., Inc.	3,204,960	0.4
66,242		Dominion Energy, Inc.	5,228,481	0.7
58,033		Duke Energy Corp.	5,139,403	0.7
76,873		Exelon Corp.	2,748,978	0.3
38,670		NextEra Energy, Inc.	10,733,245	1.4
22,877		Sempra Energy	2,707,722	0.3
83,436		Southern Co.	4,523,900	0.6
			34,286,689	4.4

	Total Common Stock
	(Cost $719,042,531)		778,280,462	99.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreements: 0.0%
90,856	(3)	Citibank N.A., Repurchase Agreement dated 09/30/20, 0.06%, due 10/01/20 (Repurchase Amount $90,856, collateralized by various U.S. Government Securities, 0.125%-7.875%, Market Value plus accrued interest $92,673, due 02/15/21-02/15/45)
		(Cost $90,856)	90,856	0.0

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
6,272,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%
	(Cost $6,272,000)	$6,272,000	0.8

	Total Short-Term Investments
	(Cost $6,362,856)	6,362,856	0.8

	Total Investments in Securities (Cost $725,405,387)	$784,643,318	99.9
	Assets in Excess of Other Liabilities	1,038,864	0.1
	Net Assets	$785,682,182	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2020.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$778,280,462	$–	$–	$778,280,462
Short-Term Investments	6,272,000	90,856	–	6,362,856
Total Investments, at fair value	$784,552,462	$90,856	$–	$784,643,318
Other Financial Instruments+
Futures	261,235	–	–	261,235
Total Assets	$784,813,697	$90,856	$–	$784,904,553

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2020, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	42	12/18/20	$7,039,200	$261,235
			$7,039,200	$261,235

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $729,622,810.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$113,417,407
Gross Unrealized Depreciation	(58,135,664)

Net Unrealized Appreciation	$55,281,743